DEBT (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Aug. 18, 2014 USD ($)	Aug. 18, 2014 CAD
DEBT
Total debt				CAD 41,980		CAD 35,352
Current maturities				(1,990)		(1,004)
Short-term borrowings				CAD (599)		CAD (1,041)
Weighted average interest rate (as a percent)			0.80%	0.80%	1.40%	1.40%
Long-term debt				CAD 39,391		CAD 33,307
Other - Primarily debt discount				(198)		(151)
Debenture and term note issues - Southern Lights		CAD 1,507
INTEREST EXPENSE
Capitalized	CAD (353)	(416)
Interest Expense, Total	CAD 1,624	1,129
CREDIT FACILITIES
Total Facilities				21,720		18,639
Draws				12,049
Available				9,671
Weighted average standby fee on unused portion (as a percent)	0.20%
Enbridge Inc.
INTEREST EXPENSE
Interest expense on debt	CAD 970	598
CREDIT FACILITIES
Total Facilities				6,988		9,025
Draws				5,692
Available				1,296
Enbridge (U.S.) Inc.
INTEREST EXPENSE
Interest expense on debt	54	19
CREDIT FACILITIES
Total Facilities				4,470		3,747
Draws				1,665
Available				2,805
Enbridge Energy Partners, L.P.
INTEREST EXPENSE
Interest expense on debt	369	458
CREDIT FACILITIES
Total Facilities				3,598		3,045
Draws				2,054
Available				1,544
Enbridge Gas Distribution Inc.
INTEREST EXPENSE
Interest expense on debt	175	154
CREDIT FACILITIES
Total Facilities				1,010		1,008
Draws				603
Available				407
The fund
INTEREST EXPENSE
Interest expense on debt	106	76
CREDIT FACILITIES
Total Facilities				1,500		500
Draws				11
Available				1,489
Enbridge Pipelines (Southern Lights) L.L.C.
INTEREST EXPENSE
Interest expense on debt	45	36
CREDIT FACILITIES
Total Facilities				28		23
Available				28
Enbridge Pipelines Inc
INTEREST EXPENSE
Interest expense on debt	210	171
CREDIT FACILITIES
Total Facilities				3,000		300
Draws				1,346
Available				1,654
Enbridge Southern Lights LP
INTEREST EXPENSE
Interest expense on debt	14	14
CREDIT FACILITIES
Total Facilities				5		5
Available				5
MEP
INTEREST EXPENSE
Interest expense on debt	34	19
CREDIT FACILITIES
Total Facilities				1,121		986
Draws				678
Available				CAD 443
Debentures | Enbridge Gas Distribution Inc.
DEBT
Weighted Average Interest Rate (as a percent)			9.90%	9.90%
Total debt				CAD 85		85
Debentures | Enbridge Pipelines Inc
DEBT
Weighted Average Interest Rate (as a percent)			8.20%	8.20%
Total debt				CAD 200		200
Medium-term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate (as a percent)			4.30%	4.30%
Total debt				CAD 5,698		6,048
Medium-term notes | Enbridge (U.S.) Inc.
DEBT
Weighted Average Interest Rate (as a percent)			5.10%	5.10%
Total debt			$ 10	CAD 14	$ 10	12
Medium-term notes | Enbridge Gas Distribution Inc.
DEBT
Weighted Average Interest Rate (as a percent)			4.60%	4.60%
Total debt				CAD 3,603		3,033
Medium-term notes | The fund
DEBT
Weighted Average Interest Rate (as a percent)			3.80%	3.80%
Total debt				CAD 2,405		2,405
Medium-term notes | Enbridge Pipelines (Southern Lights) L.L.C.
DEBT
Weighted Average Interest Rate (as a percent)			4.00%	4.00%
Total debt			$ 1,030	CAD 1,425	1,054	1,223
Medium-term notes | Enbridge Pipelines Inc
DEBT
Weighted Average Interest Rate (as a percent)			4.70%	4.70%
Total debt				CAD 3,725		2,974
Portion of carrying value of debt instrument				CAD 100		100
Medium-term notes | Enbridge Southern Lights LP
DEBT
Weighted Average Interest Rate (as a percent)			4.00%	4.00%
Total debt				CAD 336		348
Southern Lights project financing
DEBT
Credit facility not transferred							$ 1,061	CAD 352
INTEREST EXPENSE
Interest expense on debt		49
Commercial paper and credit facility draws
DEBT
Long-term debt				11,344		8,960
INTEREST EXPENSE
Interest expense on debt	172	71
Commercial paper and credit facility draws | Enbridge Inc.
DEBT
Total debt				5,667		4,525
Portion of carrying value of debt instrument				4,168		3,217
Portion of carrying value of debt instrument converted in US dollar | $			$ 1,084		1,127
Commercial paper and credit facility draws | Enbridge (U.S.) Inc.
DEBT
Total debt			1,203	1,665	1,428	1,657
Commercial paper and credit facility draws | Enbridge Energy Partners, L.P.
DEBT
Total debt			1,436	1,988	1,772	2,056
Commercial paper and credit facility draws | Enbridge Gas Distribution Inc.
DEBT
Total debt				599		939
Commercial paper and credit facility draws | The fund
DEBT
Total debt						140
Commercial paper and credit facility draws | Enbridge Pipelines Inc
DEBT
Total debt				1,346		163
Commercial paper and credit facility draws | MEP
DEBT
Total debt			$ 490	678	360	418
Other . | Enbridge Inc.
DEBT
Total debt				7
Other . | Enbridge Pipelines Inc
DEBT
Total debt				CAD 4		9
Junior subordinated notes | Enbridge Energy Partners, L.P.
DEBT
Weighted Average Interest Rate (as a percent)			8.10%	8.10%
Total debt			$ 400	CAD 554	400	464
Senior notes | Enbridge Energy Partners, L.P.
DEBT
Weighted Average Interest Rate (as a percent)			6.20%	6.20%
Total debt			$ 5,350	CAD 7,404	3,750	4,350
Senior notes | MEP
DEBT
Weighted Average Interest Rate (as a percent)			4.10%	4.10%
Total debt			$ 400	CAD 554	400	465
United States dollar term notes | Enbridge Inc.
DEBT
Weighted Average Interest Rate (as a percent)			3.30%	3.30%
Total debt			$ 3,050	CAD 4,221	$ 3,350	3,886
Debentures and term notes
Debenture and term note maturities
2016				1,987
2017				2,639
2018				1,197
2019				1,883
2020				2,841
Thereafter				19,677
Expected interest obligation on debentures and term notes
2016				1,704
2017				1,599
2018				1,439
2019				1,246
2020				1,048
INTEREST EXPENSE
Interest expense on debt	CAD 1,805	CAD 1,425
Uncommitted credit facilities
CREDIT FACILITIES
Total Facilities				349		361
Available				CAD 185		80
Promissory note | Enbridge Pipelines Inc
DEBT
Total debt						CAD 103